EARNINGS PER SHARE - Additional Information (Detail) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock oustanding	28,320,000	28,320,000	0
Antidilutive securities excluded from computation of earnings per share amount	0	0
Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock oustanding	0	0